Commitments and Contingencies (Details) - USD ($)				6 Months Ended	12 Months Ended
	Jul. 16, 2025	Jul. 07, 2025	Aug. 01, 2024	Jun. 30, 2026	Dec. 31, 2025	Jul. 12, 2026	Jun. 12, 2026	May 23, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Underwriters option period from the date of initial public offering				45 days	45 days
Share price (in Dollars per share)				$ 18	$ 18
Underwriter cash discount (in Dollars)				$ 5,000,000	$ 5,000,000
Percentage of gross proceed offered in IPO				2.00%	2.00%
Percentage of deferred underwriting discount				4.40%	4.40%
Percentage of gross proceeds sold to underwriters				6.40%	6.40%
Underwriting expenses (in Dollars)				$ 13,400,000	$ 13,400,000
Class A Ordinary share [Member]
Commitments and Contingencies [Line Items]
Share price (in Dollars per share)					$ 12
Aggregate voting and non-redemption shares						16,000,000
Aggregate voting and non-redemption value						$ 8,000,000
Ordinary shares, par value				$ 0.0001	0.0001				$ 0.0001
Class B
Commitments and Contingencies [Line Items]
Ordinary shares, par value				$ 0.0001	$ 0.0001				$ 0.0001
Private Placement Warrants [Member]
Commitments and Contingencies [Line Items]
Voting and non-redemption shares				7,612,155
Equity PIPE Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Aggregate principal amount (in Dollars)		$ 500,000,000
Aggregate purchase price		$ 10
Convertible Note Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Aggregate principal amount (in Dollars)		$ 250,000,000
Additional execution period		30 days
Additional convertible aggregate principal amount (in Dollars)		$ 50,000,000
Initial convertible subscriptions rate of percentage		1.00%
PIPE Investor [Member]
Commitments and Contingencies [Line Items]
Aggregate purchase price		$ 10
Sponsor [Member]
Commitments and Contingencies [Line Items]
Share price (in Dollars per share)							$ 3.33
Convertible loans (in Dollars)	$ 1,500,000
Sponsor [Member] | Class B
Commitments and Contingencies [Line Items]
Ordinary shares, par value								$ 0.0001
Maximum [Member] | Private Placement Warrants [Member]
Commitments and Contingencies [Line Items]
Aggregate purchase price	$ 1.5
Minimum [Member] | Private Placement Warrants [Member]
Commitments and Contingencies [Line Items]
Aggregate purchase price	$ 1
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)			3,750,000	3,750,000	3,750,000
Share price (in Dollars per share)			$ 10